Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 16,518	$ 15,751
Accumulated depreciation and amortization	(7,978)	(7,670)
Premises and equipment, net	8,540	8,081
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,569	3,569
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,011	7,029
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,874	3,669
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 2,064	1,430
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 54